                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-7193

                   (Investment Company Act File Number)

                       Federated Institutional Trust

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 7/31/04

            Date of Reporting Period: Six Months Ended 1/31/04

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Government Ultrashort Duration Fund

A Portfolio of Federated Institutional Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2004

Class A Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2004	Period Ended 7/31/2003 [1]
Net Asset Value, Beginning of Period	$1.99	$1.99
Income From Investment Operations:
Net investment income	0.01	0.01
Net realized and unrealized loss on investments	(0.00)[2]	(0.00)[2]

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.01

Less Distributions:
Distributions from net investment income	(0.01)	(0.01)

Net Asset Value, End of Period	$1.99	$1.99

Total Return[3]	0.38%	0.30%

Ratios to Average Net Assets:

Expenses	0.70%[4]	0.70%[4]

Net investment income	0.73%[4]	0.86%[4]

Expense waiver/reimbursement[5]	0.32%[4]	0.31%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$12,704	$5,936

Portfolio turnover	36%	85%[6]

1 Reflects operations for the period from March 6, 2003 (start of performance) to July 31, 2003.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for year ended July 31, 2003.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

January 31, 2004 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--12.9%
		Federal Home Loan Mortgage Corp. ARM--2.0%
$4,579,231		3.126%, 9/1/2028	$4,706,579
2,134,430		3.335%, 2/1/2029	2,207,726
4,123,730		3.477%, 1/1/2027	4,267,360
6,932,008		3.551%, 9/1/2025	7,157,090
3,639,941		3.621%, 7/1/2027	3,761,552

		TOTAL	22,100,307

		Federal National Mortgage Association ARM--10.9%
7,114,761		2.327%, 9/1/2027	7,246,740
10,196,082		2.364%, 6/1/2027	10,388,380
3,553,661		2.455%, 6/1/2032	3,628,927
18,520,823		2.545%, 6/1/2027	19,099,784
8,085,539		2.668%, 5/1/2040	8,198,979
17,621,282		3.159%, 8/1/2033	17,907,627
2,635,539		3.332%, 5/1/2028	2,734,319
13,097,731		3.341%, 4/1/2024	13,516,073
5,585,016		3.756%, 4/1/2033	5,728,942
13,772,975		3.761%, 4/1/2034	14,137,684
7,403,503		3.870%, 5/1/2036	7,514,408
7,427,447		4.167%, 5/1/2036	7,553,788

		TOTAL	117,655,651

		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $139,476,663)	139,755,958

		COLLATERALIZED MORTGAGE OBLIGATIONS--20.8%
		Federal Home Loan Mortgage Corp. Structured Pass Through--0.6%
6,128,014		1.582%, 9/15/2008	6,050,310

		Federal Home Loan Mortgage Corp. REMIC--9.8%
13,655,857		Series 2571-FB, 1.450%, 2/15/2018	13,642,611
8,293,811		Series 2643-OF, 1.450%, 7/15/2028	8,286,098
5,424,863		Series 2543-EF, 1.450%, 12/15/2032	5,416,508
9,337,252		Series 2145-F, 1.500%, 4/15/2029	9,333,798
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Federal Home Loan Mortgage Corp. REMIC--continued
$12,204,969		Series 2534-MF, 1.500%, 9/15/2030	$12,228,646
4,022,265		Series 2525-FA, 1.500%, 12/15/2031	4,010,077
12,229,520		Series 2516-GF, 1.550%, 7/15/2030	12,258,137
2,231,703		Series 2395-FT, 1.550%, 12/15/2031	2,230,699
1,703,254		Series 2396-FM, 1.550%, 12/15/2031	1,707,564
6,608,471		Series 2359-FA, 1.600%, 2/15/2029	6,644,752
6,169,372		Series 2451-FB, 1.650%, 3/15/2032	6,193,371
573,011		Series 2452-FG, 1.650%, 3/15/2032	575,212
1,350,024		Series 2191-MF, 1.700%, 12/17/2027	1,357,963
2,710,630		Series 2417-FX, 1.700%, 5/15/2029	2,723,207
4,284,479		Series 2396-FL, 1.700%, 12/15/2031	4,304,488
1,663,227		Series 1640-FA, 1.925%, 12/15/2008	1,676,400
1,881,435		Series 1146-E, 2.175%, 9/15/2021	1,915,545
1,500,000		Series 1611-JA, 2.375%, 8/15/2023	1,506,240
1,294,144		Series 2481-M, 5.500%, 1/15/2015	1,310,553
4,456,250		Series 2636-VB, 5.500%, 2/15/2014	4,647,913
4,407,781		Series 1465-G, 7.000%, 12/15/2007	4,507,132

		TOTAL	106,476,914

		Federal National Mortgage Association-REMIC--8.9%
2,147,649		Series 2001-20-FE, 1.300%, 4/17/2031	2,142,043
8,969,165		Series 2003-67-TF, 1.500%, 8/25/2017	8,988,987
3,902,235		Series 1998-22-FA, 1.500%, 4/18/2028	3,909,026
5,292,994		Series 2002-58-LF, 1.500%, 1/25/2029	5,308,502
5,449,732		Series 2002-50-FH, 1.500%, 12/25/2029	5,460,903
5,538,276		Series 2001-46-F, 1.500%, 9/18/2031	5,522,603
4,695,277		Series 2002-53-FP, 1.550%, 8/25/2030	4,705,982
9,802,611		Series 2002-82-FK, 1.550%, 10/25/2031	9,827,118
5,409,635		Series 2002-74-FV, 1.550%, 11/25/2032	5,412,989
1,462,353		Series 2001-34-FL, 1.600%, 8/25/2031	1,470,962
1,988,322		Series 2001-68-FD, 1.600%, 12/25/2031	1,996,474
30,380,759		Series 2002-52-FG, 1.600%, 9/25/2032	30,518,384
530,193		Series 2002-39-FB, 1.650%, 3/18/2032	532,505
5,451,968		Series 2001-71-FS, 1.700%, 11/25/2031	5,493,512
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Federal National Mortgage Association-REMIC--continued
$755,680		Series 1993-220-FA, 1.725%, 11/25/2013	$756,163
890,866		Series 2002-59-A, 5.500%, 1/25/2014	894,688
3,000,000		Series 2002-22-PE, 6.500%, 11/25/2030	3,090,840

		TOTAL	96,031,681

		Government National Mortgage Association REMIC--1.5%
62,377		Series 2002-13-FC, 1.450%, 9/16/2028	62,418
2,606,122		Series 2001-21-FB, 1.500%, 1/16/2027	2,613,836
7,773,392		Series 2002-92-EF, 1.500%, 2/20/2029	7,801,929
3,890,111		Series 2002-51-FA, 1.500%, 5/20/2032	3,893,029
1,046,461		Series 1999-43-FA, 1.550%, 11/16/2029	1,047,424
914,817		Series 2000-12-FQ, 1.750%, 6/16/2029	917,770

		TOTAL	16,336,406

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $224,700,848)	224,895,311

		GOVERNMENT AGENCIES--21.4%
		Federal Farm Credit System Floating Rate Note--0.9%
10,000,000		1.020%, 3/24/2004	10,002,800

		Federal Home Loan Bank System Floating Rate Notes--2.3%
10,000,000		1.010%, 4/6/2004	10,003,500
15,000,000		1.035%, 3/20/2004	14,980,950

		TOTAL	24,984,450

		Federal Home Loan Bank System--1.9%
20,000,000		3.750%, 4/15/2004	20,112,600

		Federal Home Loan Mortgage Corp. Discount Note--3.5%[1]
38,000,000		1.110% - 1.145%, 4/14/2004 - 8/18/2004	37,873,200

		Federal Home Loan Mortgage Corp. Floating Rate Notes--3.2%
14,000,000		1.125%, 2/9/2004	14,002,660
20,000,000		1.145%, 3/9/2004	20,005,000

		TOTAL	34,007,660

		Federal Home Loan Mortgage Corp. Notes--1.9%
5,000,000		1.460%, 11/17/2004	5,008,000
7,000,000		1.875%, 1/15/2005	7,033,810
8,000,000		3.250%, 11/15/2004	8,124,320

		TOTAL	20,166,130

Principal Amount			Value
		GOVERNMENT AGENCIES--continued
		Federal National Mortgage Association Discount Note--2.3%[1]
$25,000,000		1.100% - 1.280%, 6/30/2004 - 7/28/2004	$24,920,800

		Federal National Mortgage Association Floating Rate Notes--4.6%
10,000,000		0.995%, 4/28/2004	10,004,200
10,000,000		1.010%, 3/22/2004	10,003,700
10,000,000		1.032%, 4/3/2004	10,005,000
20,000,000		1.100%, 3/23/2004	20,010,000

		TOTAL	50,022,900

		Federal National Mortgage Association Notes--0.8%
5,000,000		1.030%, 7/26/2004	4,997,650
4,000,000		6.500%, 8/15/2004	4,114,400

		TOTAL	9,112,050

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $231,043,505)	231,202,590

		MORTGAGE BACKED SECURITIES--1.8%
		Federal National Mortgage Association--1.8%
11,650,998		5.500%, 10/1/2017 - 3/1/2018	12,117,038
7,062,901		7.500%, 1/1/2032 - 9/1/2032	7,550,664

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $19,665,174)	19,667,702

		REPURCHASE AGREEMENTS--38.8%
45,000,000		Interest in $1,700,000,000 joint repurchase agreement with Bank of America LLC, 1.050%, dated 1/30/2004, to be repurchased at $45,003,938 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2034	45,000,000
39,733,000		Interest in $2,204,000,000 joint repurchase agreement with Barclays Capital, Inc., 0.990%, dated 1/30/2004, to be repurchased at $39,736,278 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032	39,733,000
45,000,000		Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 1.050%, dated 1/30/2004, to be repurchased at $45,003,938 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2034	45,000,000
45,000,000		Interest in $1,200,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.050%, dated 1/30/2004, to be repurchased at $45,003,938 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2034	45,000,000
20,000,000	[2]	Interest in $200,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.030%, dated 1/21/2004, to be repurchased at $20,021,172 on 2/27/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/15/2033	20,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$20,000,000	[2]	Interest in $230,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.030%, dated 1/28/2004, to be repurchased at $20,017,167 on 2/27/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2033	$20,000,000
45,000,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.050%, dated 1/30/2004, to be repurchased at $45,003,938 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/25/2042	45,000,000
45,000,000		Interest in $400,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.050%, dated 1/30/2004, to be repurchased at $45,003,938 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2004	45,000,000
45,000,000		Interest in $600,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.050%, dated 1/30/2004, to be repurchased at $45,003,938 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2033	45,000,000
25,000,000	[2]	Interest in $500,000,000 joint repurchase agreement with UBS Securities LLC, 1.040%, dated 1/14/2004, to be repurchased at $25,071,500 on 4/23/2004, collateralized by U.S. Government Agency Obligations with various maturities to 10/16/2033	25,000,000
45,000,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Securities LLC, 1.050%, dated 1/30/2004, to be repurchased at $45,003,938 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2033	45,000,000

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	419,733,000

		TOTAL INVESTMENTS--95.7% (IDENTIFIED COST $1,034,619,190)[3]	1,035,254,561

		OTHER ASSETS AND LIABILITIES -- NET--4.3%	46,632,385

		TOTAL NET ASSETS--100%	$1,081,886,946

1 Discount rate at time of purchase.

2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 The cost of investments for federal tax purposes amounts to $1,034,619,190.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2004 (unaudited)

Assets:
Investments in securities	$615,521,561
Investments in repurchase agreements	419,733,000

Total investments in securities, at value (identified cost $1,034,619,190)		$1,035,254,561
Cash		535,510
Income receivable		1,764,710
Receivable for shares sold		47,311,031
Prepaid expenses		4,648

TOTAL ASSETS		1,084,870,460

Liabilities:
Payable for investments purchased	1,520,724
Payable for shares redeemed	740,294
Payable to bank	2,466
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	1,898
Payable for portfolio accounting fees (Note 5)	12,135
Payable for distribution services fee (Note 5)	2,038
Payable for shareholder services fee (Note 5)	33,930
Income distribution payable	670,029

TOTAL LIABILITIES		2,983,514

Net assets for 544,468,873 shares outstanding		$1,081,886,946

Net Assets Consist of:
Paid in capital		$1,084,600,574
Net unrealized appreciation of investments		635,371
Accumulated net realized loss on investments		(3,434,644)
Undistributed net investment income		85,645

TOTAL NET ASSETS		$1,081,886,946

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$699,495,625 ÷ 352,120,506 shares outstanding		$1.99

Institutional Service Shares:
$369,687,429 ÷ 185,963,041 shares outstanding		$1.99

Class A Shares:
Net asset value per share ($12,703,892 ÷ 6,385,326 shares outstanding)		$1.99

Offering price per share (100/98.00 of $1.99)[1]		$2.03

Redemption proceeds per share		$1.99

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2004 (unaudited)

Investment Income:
Interest (including income on securities loaned of $1,099)			$7,475,968

Expenses:
Investment adviser fee (Note 5)		$2,082,186
Administrative personnel and services fee (Note 5)		403,706
Custodian fees		28,748
Transfer and dividend disbursing agent fees and expenses (Note 5)		55,508
Directors'/Trustees' fees		11,732
Auditing fees		8,042
Legal fees		3,826
Portfolio accounting fees (Note 5)		75,517
Distribution services fee--Class A Shares (Note 5)		11,854
Shareholder services fee--Institutional Service Shares (Note 5)		475,350
Shareholder services fee--Class A Shares (Note 5)		11,854
Share registration costs		42,976
Printing and postage		19,411
Insurance premiums		1,427
Miscellaneous		10,226

TOTAL EXPENSES		3,242,363

Waivers (Note 5):
Waiver of investment adviser fee	$(1,382,221)
Waiver of administrative personnel and services fee	(9,647)
Waiver of transfer and dividend disbursing agent fees and expenses	(24,564)
Waiver of distribution services fee--Class A Shares	(2,370)
Waiver of shareholder services fee--Institutional Service Shares	(285,210)

TOTAL WAIVERS		(1,704,012)

Net expenses			1,538,351

Net investment income			5,937,617

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(849,307)
Net change in unrealized depreciation of investments			1,134,282

Net realized and unrealized gain on investments			284,975

Change in net assets resulting from operations			$6,222,592

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,937,617	$17,937,850
Net realized loss on investments	(849,307)	(824,106)
Net change in unrealized appreciation/depreciation of investments	1,134,282	(1,770,442)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,222,592	15,343,302

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,939,826)	(12,251,236)
Institutional Service Shares	(2,109,047)	(5,472,067)
Class A Shares	(35,701)	(11,256)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,084,574)	(17,734,559)

Share Transactions:
Proceeds from sale of shares	822,382,560	2,523,455,775
Net asset value of shares issued to shareholders in payment of distributions declared	2,108,687	7,214,305
Cost of shares redeemed	(728,704,825)	(2,593,535,976)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	95,786,422	(62,865,896)

Change in net assets	95,924,440	(65,257,153)

Net Assets:
Beginning of period	985,962,506	1,051,219,659

End of period (including undistributed net investment income of $85,645 and $232,602, respectively)	$1,081,886,946	$985,962,506

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2004 (unaudited)

1. ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of two diversified portfolios. The financial statements included herein are only those of the Federated Government Ultrashort Duration Fund (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities and mortgage backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is in cash or invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of January 31, 2004, there were no outstanding securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 1/31/2004		Year Ended 7/31/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	309,772,198	$616,446,976	989,258,262	$1,968,623,942
Shares issued to shareholders in payment of distributions declared	768,245	1,528,808	2,811,450	5,594,785
Shares redeemed	(281,477,911)	(560,141,043)	(1,048,438,810)	(2,086,393,232)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	29,062,532	$57,834,741	(56,369,098)	$(112,174,505)

	Six Months Ended 1/31/2004		Year Ended 7/31/2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	99,163,774	$197,335,912	275,561,188	$548,366,764
Shares issued to shareholders in payment of distributions declared	276,133	549,504	808,519	1,608,954
Shares redeemed	(83,768,340)	(166,698,996)	(254,577,208)	(506,608,644)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	15,671,567	$31,186,420	21,792,499	$43,367,074

	Six Months Ended 1/31/2004		Period Ended 7/31/2003[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,321,443	$8,599,672	3,248,779	$6,465,069
Shares issued to shareholders in payment of distributions declared	15,264	30,375	5,310	10,566
Shares redeemed	(937,078)	(1,864,786)	(268,392)	(534,100)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,399,629	$6,765,261	2,985,697	$5,941,535

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	48,133,728	$95,786,422	(31,590,902)	$(62,865,896)

1 For the period from March 6, 2003 (date of initial public investment) to July 31, 2003.

4. FEDERAL TAX INFORMATION

At January 31, 2004, the cost of investments for federal tax purposes amounts to $1,034,619,190. The net unrealized appreciation of investments for federal tax purposes was $635,371. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,197,653 and net unrealized depreciation from investments for those securities having an excess of cost over value of $562,282.

At July 31, 2003, the Fund had a capital loss carryforward of $1,761,231 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund or any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$1,347,337

2009	$ 413,894

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended January 31, 2004 the fees paid to FAS and FServ were $198,680 and $195,379, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended January 31, 2004, the Fund's Institutional Service Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2004, the Fund's Institutional Shares did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntarily waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $63,498, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Government Ultrashort Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420B409

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

30064 (3/04)

Federated Investors
World-Class Investment Manager

Federated Government Ultrashort Duration Fund

A Portfolio of Federated Institutional Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2004

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	1.99	$1.99	$1.99	$1.98	$1.99	$2.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.05	0.12	0.12	0.10
Net realized and unrealized gain (loss) on investments	(0.00)[1]	(0.00)[1]	(0.00)[1]	0.01	(0.01)	(0.01)

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.03	0.05	0.13	0.11	0.09

Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.05)	(0.12)	(0.12)	(0.10)
Distributions from net realized gain on investments	--	--	--	--	--	(0.00)[1]

TOTAL DISTRIBUTIONS	(0.01)	(0.03)	(0.05)	(0.12)	(0.12)	(0.10)

Net Asset Value, End of Period	$1.99	$1.99	$1.99	$1.99	$1.98	$1.99

Total Return[2]	0.61%	1.50%	2.69%	6.57%	5.58%	4.87%

Ratios to Average Net Assets:

Expenses	0.25%[3]	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.18%[3]	1.53%	2.53%	5.88%	5.93%	5.20%

Expense waiver/reimbursement[4]	0.27%[3]	0.26%	0.29%	0.35%	0.34%	0.36%

Supplemental Data:

Net assets, end of period (000 omitted)	$699,496	$641,571	$755,418	$157,938	$122,038	$186,362

Portfolio turnover	36%	85%	73%	101%	132%	278%

1 Represent less than $0.01.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2004	2003	2002	2001	2000 [1]
Net Asset Value, Beginning of Period	$1.99	$1.99	$1.99	$1.98	$1.98
Income From Investment Operations:
Net investment income	0.01	0.03	0.05	0.11	0.10
Net realized and unrealized gain (loss) on investments	(0.00) [2]	(0.00) [2]	(0.00)[2]	0.01	(0.00)

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.03	0.05	0.12	0.10

Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.05)	(0.11)	(0.10)

Net Asset Value, End of Period	$1.99	$1.99	$1.99	$1.99	$1.98

Total Return[3]	0.56%	1.40%	2.59%	6.46%	5.07%

Ratios to Average Net Assets:

Expenses	0.35%[4]	0.35%	0.35%	0.35%	0.35%[4]

Net investment income	1.08%[4]	1.41%	2.40%	5.45%	6.06%[4]

Expense waiver/reimbursement[5]	0.42%[4]	0.41%	0.44%	0.50%	0.51%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$369,687	$338,455	$295,802	$46,710	$12,256

Portfolio turnover	36%	85%	73%	101%	132%[6]

1 Reflects operations for the period from September 30, 1999 (start of performance) to July 31, 2000.

2 Represent less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for year ended July 31, 2000.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

January 31, 2004 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--12.9%
		Federal Home Loan Mortgage Corp. ARM--2.0%
$4,579,231		3.126%, 9/1/2028	$4,706,579
2,134,430		3.335%, 2/1/2029	2,207,726
4,123,730		3.477%, 1/1/2027	4,267,360
6,932,008		3.551%, 9/1/2025	7,157,090
3,639,941		3.621%, 7/1/2027	3,761,552

		TOTAL	22,100,307

		Federal National Mortgage Association ARM--10.9%
7,114,761		2.327%, 9/1/2027	7,246,740
10,196,082		2.364%, 6/1/2027	10,388,380
3,553,661		2.455%, 6/1/2032	3,628,927
18,520,823		2.545%, 6/1/2027	19,099,784
8,085,539		2.668%, 5/1/2040	8,198,979
17,621,282		3.159%, 8/1/2033	17,907,627
2,635,539		3.332%, 5/1/2028	2,734,319
13,097,731		3.341%, 4/1/2024	13,516,073
5,585,016		3.756%, 4/1/2033	5,728,942
13,772,975		3.761%, 4/1/2034	14,137,684
7,403,503		3.870%, 5/1/2036	7,514,408
7,427,447		4.167%, 5/1/2036	7,553,788

		TOTAL	117,655,651

		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $139,476,663)	139,755,958

		COLLATERALIZED MORTGAGE OBLIGATIONS--20.8%
		Federal Home Loan Mortgage Corp. Structured Pass Through--0.6%
6,128,014		1.582%, 9/15/2008	6,050,310

		Federal Home Loan Mortgage Corp. REMIC--9.8%
13,655,857		Series 2571-FB, 1.450%, 2/15/2018	13,642,611
8,293,811		Series 2643-OF, 1.450%, 7/15/2028	8,286,098
5,424,863		Series 2543-EF, 1.450%, 12/15/2032	5,416,508
9,337,252		Series 2145-F, 1.500%, 4/15/2029	9,333,798
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Federal Home Loan Mortgage Corp. REMIC--continued
$12,204,969		Series 2534-MF, 1.500%, 9/15/2030	$12,228,646
4,022,265		Series 2525-FA, 1.500%, 12/15/2031	4,010,077
12,229,520		Series 2516-GF, 1.550%, 7/15/2030	12,258,137
2,231,703		Series 2395-FT, 1.550%, 12/15/2031	2,230,699
1,703,254		Series 2396-FM, 1.550%, 12/15/2031	1,707,564
6,608,471		Series 2359-FA, 1.600%, 2/15/2029	6,644,752
6,169,372		Series 2451-FB, 1.650%, 3/15/2032	6,193,371
573,011		Series 2452-FG, 1.650%, 3/15/2032	575,212
1,350,024		Series 2191-MF, 1.700%, 12/17/2027	1,357,963
2,710,630		Series 2417-FX, 1.700%, 5/15/2029	2,723,207
4,284,479		Series 2396-FL, 1.700%, 12/15/2031	4,304,488
1,663,227		Series 1640-FA, 1.925%, 12/15/2008	1,676,400
1,881,435		Series 1146-E, 2.175%, 9/15/2021	1,915,545
1,500,000		Series 1611-JA, 2.375%, 8/15/2023	1,506,240
1,294,144		Series 2481-M, 5.500%, 1/15/2015	1,310,553
4,456,250		Series 2636-VB, 5.500%, 2/15/2014	4,647,913
4,407,781		Series 1465-G, 7.000%, 12/15/2007	4,507,132

		TOTAL	106,476,914

		Federal National Mortgage Association-REMIC--8.9%
2,147,649		Series 2001-20-FE, 1.300%, 4/17/2031	2,142,043
8,969,165		Series 2003-67-TF, 1.500%, 8/25/2017	8,988,987
3,902,235		Series 1998-22-FA, 1.500%, 4/18/2028	3,909,026
5,292,994		Series 2002-58-LF, 1.500%, 1/25/2029	5,308,502
5,449,732		Series 2002-50-FH, 1.500%, 12/25/2029	5,460,903
5,538,276		Series 2001-46-F, 1.500%, 9/18/2031	5,522,603
4,695,277		Series 2002-53-FP, 1.550%, 8/25/2030	4,705,982
9,802,611		Series 2002-82-FK, 1.550%, 10/25/2031	9,827,118
5,409,635		Series 2002-74-FV, 1.550%, 11/25/2032	5,412,989
1,462,353		Series 2001-34-FL, 1.600%, 8/25/2031	1,470,962
1,988,322		Series 2001-68-FD, 1.600%, 12/25/2031	1,996,474
30,380,759		Series 2002-52-FG, 1.600%, 9/25/2032	30,518,384
530,193		Series 2002-39-FB, 1.650%, 3/18/2032	532,505
5,451,968		Series 2001-71-FS, 1.700%, 11/25/2031	5,493,512
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Federal National Mortgage Association-REMIC--continued
$755,680		Series 1993-220-FA, 1.725%, 11/25/2013	$756,163
890,866		Series 2002-59-A, 5.500%, 1/25/2014	894,688
3,000,000		Series 2002-22-PE, 6.500%, 11/25/2030	3,090,840

		TOTAL	96,031,681

		Government National Mortgage Association REMIC--1.5%
62,377		Series 2002-13-FC, 1.450%, 9/16/2028	62,418
2,606,122		Series 2001-21-FB, 1.500%, 1/16/2027	2,613,836
7,773,392		Series 2002-92-EF, 1.500%, 2/20/2029	7,801,929
3,890,111		Series 2002-51-FA, 1.500%, 5/20/2032	3,893,029
1,046,461		Series 1999-43-FA, 1.550%, 11/16/2029	1,047,424
914,817		Series 2000-12-FQ, 1.750%, 6/16/2029	917,770

		TOTAL	16,336,406

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $224,700,848)	224,895,311

		GOVERNMENT AGENCIES--21.4%
		Federal Farm Credit System Floating Rate Note--0.9%
10,000,000		1.020%, 3/24/2004	10,002,800

		Federal Home Loan Bank System Floating Rate Notes--2.3%
10,000,000		1.010%, 4/6/2004	10,003,500
15,000,000		1.035%, 3/20/2004	14,980,950

		TOTAL	24,984,450

		Federal Home Loan Bank System--1.9%
20,000,000		3.750%, 4/15/2004	20,112,600

		Federal Home Loan Mortgage Corp. Discount Note--3.5%[1]
38,000,000		1.110% - 1.145%, 4/14/2004 - 8/18/2004	37,873,200

		Federal Home Loan Mortgage Corp. Floating Rate Notes--3.2%
14,000,000		1.125%, 2/9/2004	14,002,660
20,000,000		1.145%, 3/9/2004	20,005,000

		TOTAL	34,007,660

		Federal Home Loan Mortgage Corp. Notes--1.9%
5,000,000		1.460%, 11/17/2004	5,008,000
7,000,000		1.875%, 1/15/2005	7,033,810
8,000,000		3.250%, 11/15/2004	8,124,320

		TOTAL	20,166,130

Principal Amount			Value
		GOVERNMENT AGENCIES--continued
		Federal National Mortgage Association Discount Note--2.3%[1]
$25,000,000		1.100% - 1.280%, 6/30/2004 - 7/28/2004	$24,920,800

		Federal National Mortgage Association Floating Rate Notes--4.6%
10,000,000		0.995%, 4/28/2004	10,004,200
10,000,000		1.010%, 3/22/2004	10,003,700
10,000,000		1.032%, 4/3/2004	10,005,000
20,000,000		1.100%, 3/23/2004	20,010,000

		TOTAL	50,022,900

		Federal National Mortgage Association Notes--0.8%
5,000,000		1.030%, 7/26/2004	4,997,650
4,000,000		6.500%, 8/15/2004	4,114,400

		TOTAL	9,112,050

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $231,043,505)	231,202,590

		MORTGAGE BACKED SECURITIES--1.8%
		Federal National Mortgage Association--1.8%
11,650,998		5.500%, 10/1/2017 - 3/1/2018	12,117,038
7,062,901		7.500%, 1/1/2032 - 9/1/2032	7,550,664

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $19,665,174)	19,667,702

		REPURCHASE AGREEMENTS--38.8%
45,000,000		Interest in $1,700,000,000 joint repurchase agreement with Bank of America LLC, 1.050%, dated 1/30/2004, to be repurchased at $45,003,938 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2034	45,000,000
39,733,000		Interest in $2,204,000,000 joint repurchase agreement with Barclays Capital, Inc., 0.990%, dated 1/30/2004, to be repurchased at $39,736,278 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032	39,733,000
45,000,000		Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 1.050%, dated 1/30/2004, to be repurchased at $45,003,938 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2034	45,000,000
45,000,000		Interest in $1,200,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.050%, dated 1/30/2004, to be repurchased at $45,003,938 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2034	45,000,000
20,000,000	[2]	Interest in $200,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.030%, dated 1/21/2004, to be repurchased at $20,021,172 on 2/27/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/15/2033	20,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$20,000,000	[2]	Interest in $230,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.030%, dated 1/28/2004, to be repurchased at $20,017,167 on 2/27/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2033	$20,000,000
45,000,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.050%, dated 1/30/2004, to be repurchased at $45,003,938 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/25/2042	45,000,000
45,000,000		Interest in $400,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.050%, dated 1/30/2004, to be repurchased at $45,003,938 on 2/2/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2004	45,000,000
45,000,000		Interest in $600,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.050%, dated 1/30/2004, to be repurchased at $45,003,938 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2033	45,000,000
25,000,000	[2]	Interest in $500,000,000 joint repurchase agreement with UBS Securities LLC, 1.040%, dated 1/14/2004, to be repurchased at $25,071,500 on 4/23/2004, collateralized by U.S. Government Agency Obligations with various maturities to 10/16/2033	25,000,000
45,000,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Securities LLC, 1.050%, dated 1/30/2004, to be repurchased at $45,003,938 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2033	45,000,000

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	419,733,000

		TOTAL INVESTMENTS--95.7% (IDENTIFIED COST $1,034,619,190)[3]	1,035,254,561

		OTHER ASSETS AND LIABILITIES -- NET--4.3%	46,632,385

		TOTAL NET ASSETS--100%	$1,081,886,946

1 Discount rate at time of purchase.

2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 The cost of investments for federal tax purposes amounts to $1,034,619,190.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2004 (unaudited)

Assets:
Investments in securities	$615,521,561
Investments in repurchase agreements	419,733,000

Total investments in securities, at value (identified cost $1,034,619,190)		$1,035,254,561
Cash		535,510
Income receivable		1,764,710
Receivable for shares sold		47,311,031
Prepaid expenses		4,648

TOTAL ASSETS		1,084,870,460

Liabilities:
Payable for investments purchased	$1,520,724
Payable for shares redeemed	740,294
Payable to bank	2,466
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	1,898
Payable for portfolio accounting fees (Note 5)	12,135
Payable for distribution services fee (Note 5)	2,038
Payable for shareholder services fee (Note 5)	33,930
Income distribution payable	670,029

TOTAL LIABILITIES		2,983,514

Net assets for 544,468,873 shares outstanding		$1,081,886,946

Net Assets Consist of:
Paid in capital		$1,084,600,574
Net unrealized appreciation of investments		635,371
Accumulated net realized loss on investments		(3,434,644)
Undistributed net investment income		85,645

TOTAL NET ASSETS		$1,081,886,946

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$699,495,625 ÷ 352,120,506 shares outstanding		$1.99

Institutional Service Shares:
$369,687,429 ÷ 185,963,041 shares outstanding		$1.99

Class A Shares:
Net asset value per share ($12,703,892 ÷ 6,385,326 shares outstanding)		$1.99

Offering price per share (100/98.00 of $1.99)[1]		$2.03

Redemption proceeds per share		$1.99

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2004 (unaudited)

Investment Income:
Interest (including income on securities loaned of $1,099)			$7,475,968

Expenses:
Investment adviser fee (Note 5)		$2,082,186
Administrative personnel and services fee (Note 5)		403,706
Custodian fees		28,748
Transfer and dividend disbursing agent fees and expenses (Note 5)		55,508
Directors'/Trustees' fees		11,732
Auditing fees		8,042
Legal fees		3,826
Portfolio accounting fees (Note 5)		75,517
Distribution services fee--Class A Shares (Note 5)		11,854
Shareholder services fee--Institutional Service Shares (Note 5)		475,350
Shareholder services fee--Class A Shares (Note 5)		11,854
Share registration costs		42,976
Printing and postage		19,411
Insurance premiums		1,427
Miscellaneous		10,226

TOTAL EXPENSES		3,242,363

Waivers (Note 5):
Waiver of investment adviser fee	$(1,382,221)
Waiver of administrative personnel and services fee	(9,647)
Waiver of transfer and dividend disbursing agent fees and expenses	(24,564)
Waiver of distribution services fee--Class A Shares	(2,370)
Waiver of shareholder services fee--Institutional Service Shares	(285,210)

TOTAL WAIVERS		(1,704,012)

Net expenses			1,538,351

Net investment income			5,937,617

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(849,307)
Net change in unrealized depreciation of investments			1,134,282

Net realized and unrealized gain on investments			284,975

Change in net assets resulting from operations			$6,222,592

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2004	Year Ended 7/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,937,617	$17,937,850
Net realized loss on investments	(849,307)	(824,106)
Net change in unrealized appreciation/depreciation of investments	1,134,282	(1,770,442)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,222,592	15,343,302

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,939,826)	(12,251,236)
Institutional Service Shares	(2,109,047)	(5,472,067)
Class A Shares	(35,701)	(11,256)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,084,574)	(17,734,559)

Share Transactions:
Proceeds from sale of shares	822,382,560	2,523,455,775
Net asset value of shares issued to shareholders in payment of distributions declared	2,108,687	7,214,305
Cost of shares redeemed	(728,704,825)	(2,593,535,976)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	95,786,422	(62,865,896)

Change in net assets	95,924,440	(65,257,153)

Net Assets:
Beginning of period	985,962,506	1,051,219,659

End of period (including undistributed net investment income of $85,645 and $232,602, respectively)	$1,081,886,946	$985,962,506

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2004 (unaudited)

1. ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of two diversified portfolios. The financial statements included herein are only those of the Federated Government Ultrashort Duration Fund (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities and mortgage backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is in cash or invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of January 31, 2004, there were no outstanding securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 1/31/2004		Year Ended 7/31/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	309,772,198	$616,446,976	989,258,262	$1,968,623,942
Shares issued to shareholders in payment of distributions declared	768,245	1,528,808	2,811,450	5,594,785
Shares redeemed	(281,477,911)	(560,141,043)	(1,048,438,810)	(2,086,393,232)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	29,062,532	$57,834,741	(56,369,098)	$(112,174,505)

	Six Months Ended 1/31/2004		Year Ended 7/31/2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	99,163,774	$197,335,912	275,561,188	$548,366,764
Shares issued to shareholders in payment of distributions declared	276,133	549,504	808,519	1,608,954
Shares redeemed	(83,768,340)	(166,698,996)	(254,577,208)	(506,608,644)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	15,671,567	$31,186,420	21,792,499	$43,367,074

	Six Months Ended 1/31/2004		Period Ended 7/31/2003[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,321,443	$8,599,672	3,248,779	$6,465,069
Shares issued to shareholders in payment of distributions declared	15,264	30,375	5,310	10,566
Shares redeemed	(937,078)	(1,864,786)	(268,392)	(534,100)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,399,629	$6,765,261	2,985,697	$5,941,535

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	48,133,728	$95,786,422	(31,590,902)	$(62,865,896)

1 For the period from March 6, 2003 (date of initial public investment) to July 31, 2003.

4. FEDERAL TAX INFORMATION

At January 31, 2004, the cost of investments for federal tax purposes amounts to $1,034,619,190. The net unrealized appreciation of investments for federal tax purposes was $635,371. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,197,653 and net unrealized depreciation from investments for those securities having an excess of cost over value of $562,282.

At July 31, 2003, the Fund had a capital loss carryforward of $1,761,231 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund or any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$1,347,337

2009	$ 413,894

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended January 31, 2004 the fees paid to FAS and FServ were $198,680 and $195,379, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended January 31, 2004, the Fund's Institutional Service Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2004, the Fund's Institutional Shares did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntarily waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $63,498, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Government Ultrashort Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420B102
Cusip 31420B201

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G02287-05 (3/04)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Institutional Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        March 26, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        March 26, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        March 26, 2004